Basis of Preparation of the Consolidated Financial Statements (Details) - Schedule of Data on Exchange Rates	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Data on Exchange Rates [Abstract]
Representative exchange rate of USD	3.627	3.519	3.11
Changes in exchange rates for the year ended:
Representative exchange rate, percentage	3	13	(3)